Liquidity (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025
Liquidity [Abstract]
Net cash inflow from operating activities	$ 80,549	$ (3,002,015)	$ 1,049,118
Net Income (Loss)	648,698	$ 563,147	$ 218,123
Working capital	27,204,827			$ 27,210,884
Cash and cash equivalents	$ 1,314,050			$ 1,464,381